Secured and unsecured debt	12 Months Ended
Dec. 31, 2011
Secured and unsecured debt
Secured and unsecured debt

6. Secured and unsecured debt

The following tables summarize secured and unsecured debt as of December 31, 2011 (in thousands):

	Secured Notes Payable			Unsecured Debt
	Our Share	Noncontrolling Interests’ Share	Total Consolidated	Line of Credit and Bank Term Loans	Convertible Notes
2012	$10,493	$364	$10,857	$250,000	$84,801
2013	51,869	384	52,253	–	–
2014	284,731	20,869	305,600	–	250
2015	7,171	–	7,171	370,000	–
2016	233,454	–	233,454	750,000	–
Thereafter	115,790	–	115,790	600,000	–
Subtotal	$703,508	$21,617	725,125	1,970,000	85,051
Unamortized discounts			(820)	–	(92)
Total			$724,305	$1,970,000	$84,959

	Fixed Rate/ Hedged	Floating Rate	Total	Percentage of Outstanding Balance	Weighted Average Interest Rate at End of Period (1)	Weighted Average Remaining Term
Secured notes payable	$647,585	$76,720	$724,305	26.1%	5.77%	4.1 Years
Unsecured line of credit (2)	–	370,000	370,000	13.3	2.59	3.1 Years	(3)
2012 Unsecured Bank Term Loan	250,000	–	250,000	9.0	5.63	0.8 Years	(3)
2016 Unsecured Bank Term Loan	750,000	–	750,000	27.0	3.28	4.5 Years	(3)
2017 Unsecured Bank Term Loan	450,000	150,000	600,000	21.6	1.93	5.1 Years	(3)
Unsecured convertible notes	84,959	–	84,959	3.0	5.97	15.0 Days	(4)
Total debt	$2,182,544	$596,720	$2,779,264	100.0%	3.84%	3.9 Years

(1)

Represents the contractual interest rate as of the end of the period plus the impact of debt premiums/discounts and our interest rate hedge agreements on our secured notes payable, unsecured line of credit, unsecured bank term loans, and unsecured convertible notes. The weighted average interest rate excludes bank fees and amortization of loan fees. See also Note 8, Interest rate hedge agreements. The weighted average interest rate related to outstanding borrowings for our unhedged floating rate debt is based upon one-month LIBOR. The interest rate resets periodically and will vary in future periods.

(2)

Total commitments available for borrowing aggregate $1.5 billion under our unsecured line of credit. As of December 31, 2011, we had $1.1 billion available for borrowing under our unsecured line of credit.

(3)

Our unsecured line of credit and unsecured bank term loans may be repaid prior to the maturity dates of these loans without a prepayment penalty. The maturity dates of these loans are as follows, assuming we exercise our sole right to extend the maturity dates:

	Stated Maturity Date	Extension Option	Extended Maturity Date
Unsecured line of credit	January 2014	Two extensions of 6 months each	January 2015
2012 Unsecured Bank Term Loan	October 2012	N/A	October 2012
2016 Unsecured Bank Term Loan	June 2015	One year	June 2016
2017 Unsecured Bank Term Loan	January 2016	One year	January 2017

Each extension option shown above represents extensions at our sole election with delivery of notice to our lenders. Interest on outstanding borrowings under our unsecured line of credit or unsecured bank term loans are based upon our election of LIBOR for one, two, three, or six months plus an applicable margin.

(4)

During January 2012, we repurchased approximately $83.8 million in principal amount of our 3.70% unsecured convertible notes (“3.70% Unsecured Convertible Notes”) at par, pursuant to options exercised by holders thereof under the indenture governing the notes. Approximately $1.0 million of our 3.70% Unsecured Convertible Notes remained outstanding as of February 21, 2012.

Secured notes payable

Future principal payments due on secured notes payable as of December 31, 2011, were as follows (in thousands):

Description	Maturity Date	Type	Stated Rate	Effective Rate (1)	Amount
Other scheduled principal repayments/amortization					$10,857
2012 Total					$10,857

California – San Diego	3/1/13	Insurance Co.	6.21%	6.21%	$7,934
Suburban Washington, D.C.	9/1/13	CMBS	6.36	6.36	26,093
California – San Francisco	11/16/13	Other	6.14	6.14	7,527
Other scheduled principal repayments/amortization					10,699
2013 Total					$52,253

Suburban Washington, D.C.	4/20/14	Bank	2.29%	2.29%	$76,000
Greater Boston	4/1/14	Insurance Co.	5.26	5.59	208,685
San Diego	7/1/14	Bank	6.05	4.88	6,458
San Diego	11/1/14	Bank	5.39	4.00	7,495
Washington – Seattle	11/18/14	Other	5.90	5.90	240
Other scheduled principal repayments/amortization					6,722
2014 Total					$305,600

Other scheduled principal repayments/amortization					$7,171
2015 Total					$7,171

California – San Diego, San Francisco, and Greater Boston	1/1/16	CMBS	5.73%	5.73%	$75,501
Greater Boston and NYC/New Jersey/Suburban Philadelphia	4/1/16	CMBS	5.82	5.82	29,389
California – San Francisco	8/1/16	CMBS	6.35	6.35	126,715
Other scheduled principal repayments/amortization					1,849
2016 Total					$233,454

Thereafter					115,790
Subtotal					725,125
Unamortized discounts					(820)
Total					$724,305

(1)	Represents the contractual interest rate as of the end of the period plus the impact of debt premiums/discounts. The effective rate excludes bank fees and amortization of loan fees.

Unsecured line of credit and unsecured bank term loans

The following tables summarize balances outstanding under our unsecured line of credit and unsecured bank term loans as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011
	Balance	Applicable Margin	Interest Rate (1)	Maturity Date
Unsecured line of credit	$370,000	2.30%	2.59%	January 2015
2012 Unsecured Bank Term Loan	250,000	0.70%	5.63%	October 2012
2016 Unsecured Bank Term Loan	750,000	1.65%	3.28%	June 2016
2017 Unsecured Bank Term Loan	600,000	1.50%	1.93%	January 2017
	$1,970,000

	December 31, 2010
	Balance	Applicable Margin	Interest Rate (1)
Unsecured line of credit	$748,000	1.00%	1.26%
2012 Unsecured Bank Term Loan	750,000	1.00%	4.41%
	$1,498,000

(1)   Represents the contractual interest rate as of the end of the period plus the impact of debt premiums/discounts. The interest rate excludes bank fees and amortization of loan fees.

Unsecured credit facility

In January 2011, we entered into a third amendment (the “Third Amendment”) to our second amended and restated credit agreement dated October 31, 2006, as further amended on December 1, 2006, and May 2, 2007 (the “Prior Credit Agreement,” and as amended by the Third Amendment, the “Amended Credit Agreement”), with Bank of America, N.A., as administrative agent, and certain lenders. The Third Amendment amended the Prior Credit Agreement to, among other things, increase the maximum permitted borrowings under the unsecured line of credit from $1.15 billion to $1.5 billion, plus a $750 million unsecured bank term loan (the “2012 Unsecured Bank Term Loan” and together with the unsecured line of credit, the “Unsecured Credit Facility”) and provided an accordion option to increase commitments under the Unsecured Credit Facility by up to an additional $300 million.  Borrowings under the Unsecured Credit Facility bear interest at LIBOR or the specified base rate, plus in either case a margin specified in the Amended Credit Agreement (the “Applicable Margin”).  The Applicable Margin for the LIBOR borrowings under the 2012 Unsecured Bank Term Loan was not amended in the Third Amendment.

Under the Third Amendment, the maturity date for the unsecured revolving credit facility will be January 2015, assuming we exercise our sole right under the amendment to extend this maturity date twice by an additional six months after each exercise.  The maturity date for the 2012 Unsecured Bank Term Loan is October 2012.  During 2011, we reduced the outstanding borrowings on the 2012 Unsecured Bank Term Loan from $750 million to $250 million.  As a result of this early repayment, we recognized a loss on early extinguishment of debt of approximately $1.2 million related to the write-off of unamortized loan fees.

2016 unsecured bank term loan

In February 2011, we entered into a $250 million unsecured bank term loan.  In June 2011, we amended this $250 million unsecured bank term loan (as amended, the “2016 Unsecured Bank Term Loan”) to, among other things, increase the borrowings from $250 million to $750 million and to extend the maturity from January 2015 to June 2016, assuming we exercise our sole right to extend the maturity date by one year.  Borrowings under the 2016 Unsecured Bank Term Loan bear interest at LIBOR or the specified base rate, plus in either case a margin specified in the amended unsecured bank term loan agreement.  Under the 2016 Unsecured Bank Term Loan agreement, the financial covenants were not amended and are identical to the financial covenants required under our existing Unsecured Credit Facility.  The 2016 Unsecured Bank Term Loan may be repaid at any date prior to maturity without a prepayment penalty. The net proceeds from this amendment were used to reduce outstanding borrowings on the 2012 Unsecured Bank Term Loan from $750 million to $250 million.

2017 unsecured bank term loan

In December 2011, we closed a new $600 million unsecured bank term loan (the “2017 Unsecured Bank Term Loan”), which matures in January 2017, assuming we exercise our sole right to extend the maturity date by one year.  Borrowings under the 2017 Unsecured Bank Term Loan bear interest at LIBOR or the specified base rate, plus in either case a margin specified in the unsecured bank term loan agreement.  The 2017 Unsecured Bank Term Loan may be repaid at any date prior to maturity without a prepayment penalty.  The net proceeds from this 2017 Unsecured Bank Term Loan were used to reduce outstanding borrowings on our unsecured line of credit.

The requirements of the key financial covenants under the Unsecured Credit Facility, the 2016 Unsecured Bank Term Loan, and the 2017 Unsecured Bank Term Loan are as follows:

Covenant	Requirement

Leverage Ratio (1)	Less than or equal to 60.0%

Unsecured Leverage Ratio	Less than or equal to 60.0%

Fixed Charge Coverage Ratio	Greater than or equal to 1.5x

Unsecured Debt Yield	Greater than or equal to 12.00%

Minimum Book Value	Greater than or equal to the sum of $2.0 billion and 50% of the net proceeds of equity offerings after January 28, 2011

Secured Debt Ratio	Less than or equal to 40.0%

(1)   The leverage ratio threshold under our 2017 Unsecured Bank Term Loan may increase from 60% to 65% for the quarter end in which a material acquisition occurs and for each of the three quarters following such an event.

In addition, the terms of the agreements restrict, among other things, certain investments, indebtedness, distributions, mergers, developments, land, and borrowings available for developments, land, encumbered, and unencumbered assets.  As of December 31, 2011, we were in compliance with all such covenants.

Unsecured convertible notes

The following tables summarize the balances, significant terms, and components of interest cost recognized (excluding amortization of loan fees and before the impact of capitalized interest) on our unsecured convertible notes (in thousands):

	8.00% Unsecured Convertible Notes		3.70% Unsecured Convertible Notes
	December 31,		December 31,
	2011	2010	2011		2010
Principal amount	$250	$250	$84,801		$301,934
Unamortized discount	15	20	77		6,871
Net carrying amount of liability component	$235	$230	$84,724		$295,063

Carrying amount of equity component	$27	$27	$8,080		$28,769
Number of shares on which the aggregate consideration to be delivered on conversion is determined	6,087	6,047	N/A	(1)	N/A	(1)

Issuance date	April 2009	January 2007
Stated interest rate	8.00%	3.70%
Effective interest rate	11.0%	5.96%
Conversion rate per $1,000 principal value of unsecured convertible notes, as adjusted	24.3480	8.5207

	8.00% Unsecured Convertible Notes			3.70% Unsecured Convertible Notes
	Year Ended			Year Ended
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
Contractual interest	$20	$8,806	$13,013	$6,013	$14,093	$15,108
Amortization of discount on liability component	5	2,081	2,912	3,529	7,914	7,907
Total interest cost	$25	$10,887	$15,925	$9,542	$22,007	$23,015

(1)     Our 3.70% Unsecured Convertible Notes require that upon conversion, the entire principal amount is to be settled in cash, and any excess value above the principal amount, if applicable, is to be settled in shares of our common stock.  Based on the December 31, 2011 and 2010 closing prices of our common stock of $68.97 and $73.26, respectively, and the conversion price of our 3.70% Unsecured Convertible Notes of $117.36 as of December 31, 2011 and 2010, the if-converted value of the notes did not exceed the principal amount as of December 31, 2011, or December 31, 2010, and accordingly, no shares of our common stock would have been issued if the notes were settled on December 31, 2011, or December 31, 2010.

8.00% unsecured convertible notes

In April 2009, we completed a private offering of $240 million of 8.00% unsecured convertible notes (“8.00% Unsecured Convertible Notes”).  The 8.00% Unsecured Convertible Notes had an initial conversion rate of approximately 24.1546 shares of common stock per $1,000 principal amount of the 8.00% Unsecured Convertible Notes, representing a conversion price of approximately $41.40 per share of our common stock.  The conversion rate of the 8.00% Unsecured Convertible Notes is subject to adjustments for certain events, including, but not limited to, certain cash dividends on our common stock in excess of $0.35 per share per quarter and dividends on our common stock payable in shares of our common stock.  As of December 31, 2011, the 8.00% Unsecured Convertible Notes had a conversion rate of approximately 24.3480 shares of common stock per $1,000 principal amount of the 8.00% Unsecured Convertible Notes, which is equivalent to a conversion price of approximately $41.07 per share of our common stock.

In June 2010, we completed an exchange of our 8.00% Unsecured Convertible Notes for shares of our common stock and cash (the “Exchange Offer”).  The terms of the Exchange Offer included an offer price per $1,000 principal amount of our outstanding unsecured convertible notes of an equivalent number of common shares per bond allowed for under the holder conversion option, or 24.1546 shares, plus a cash premium of $180.  Upon completion of the Exchange Offer, we retired approximately $232.7 million of our 8.00% Unsecured Convertible Notes (representing approximately 97% of the $240.0 million aggregate principal amount of our 8.00% Unsecured Convertible Notes outstanding prior to the Exchange Offer) in exchange for 5,620,256 shares of our common stock and cash payments of approximately $41.9 million.  Additionally, we paid approximately $3.1 million in accrued and unpaid interest on the retired portion of our 8.00% Unsecured Convertible Notes to, but excluding, the settlement date.

Upon completion of the Exchange Offer, the total value of the consideration of the Exchange Offer was allocated to the extinguishment of the liability component equal to the fair value of that component immediately prior to extinguishment, with the difference between this allocation and the net carrying amount of the liability component and unamortized debt issuance costs recognized as a loss on early extinguishment of debt.  The remaining settlement consideration of approximately $196.8 million was allocated to the reacquisition of the equity component and was recognized as a reduction of Alexandria Real Estate Equities, Inc.’s stockholders’ equity.  In connection with the Exchange Offer, we recognized a loss on early extinguishment of debt of approximately $41.5 million, including approximately $4.7 million in unamortized issuance costs.  The loss was classified as loss on early extinguishment of debt on the accompanying consolidated income statements for the year ended December 31, 2010.

In July 2010, we repurchased, in a privately negotiated transaction, an additional $7.1 million of our 8.00% Unsecured Convertible Notes for an aggregate cash price of approximately $12.8 million (the “8.00% Repurchase”).  Upon completion of the 8.00% Repurchase, the total value of the consideration of the 8.00% Repurchase was allocated to the extinguishment of the liability component equal to the fair value of that component immediately prior to extinguishment, with the difference between this allocation and the net carrying amount of the liability component and unamortized debt issuance costs recognized as a loss on early extinguishment of debt.  The remaining settlement consideration of approximately $5.2 million was allocated to the reacquisition of the equity component and was recognized as a reduction of Alexandria Real Estate Equities, Inc.’s stockholders’ equity.  As a result of the 8.00% Repurchase, we recognized a loss on early extinguishment of debt of approximately $1.3 million, including approximately $140,000 in unamortized issuance costs.  The loss was classified as loss on early extinguishment of debt on the accompanying consolidated income statements for the year ended December 31, 2010.

As of December 31, 2011, $250,000 principal amount of our 8.00% Unsecured Convertible Notes remained outstanding.

3.70% unsecured convertible notes

In January 2007, we completed a private offering of $460 million of 3.70% Unsecured Convertible Notes.  Prior to January 15, 2012, we will not have the right to redeem the 3.70% Unsecured Convertible Notes, except to preserve our qualification as a REIT.  On and after that date, we have the right to redeem the 3.70% Unsecured Convertible Notes, in whole or in part, at any time and from time to time, for cash equal to 100% of the principal amount of the 3.70% Unsecured Convertible Notes to be redeemed, plus any accrued and unpaid interest to, but excluding, the redemption date.  Holders of the 3.70% Unsecured Convertible Notes may require us to repurchase their notes, in whole or in part, on January 15, 2012, 2017, and 2022, for cash equal to 100% of the principal amount of the notes to be purchased plus any accrued and unpaid interest to, but excluding, the repurchase date.  Holders of the 3.70% Unsecured Convertible Notes may require us to repurchase all or a portion of their notes upon the occurrence of specified corporate transactions (each, a “Fundamental Change”), including a change in control, certain merger or consolidation transactions or the liquidation of the Company, at a repurchase price in cash equal to 100% of the principal amount of the notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

At issuance, the 3.70% Unsecured Convertible Notes had an initial conversion rate of approximately 8.4774 shares of common stock per $1,000 principal amount of the 3.70% Unsecured Convertible Notes, representing a conversion price of approximately $117.96 per share of our common stock.  The conversion rate of the 3.70% Unsecured Convertible Notes is subject to adjustments for certain events, including, but not limited to, certain cash dividends on our common stock in excess of $0.74 per share per quarter and dividends on our common stock payable in shares of our common stock.  As of December 31, 2011, the 3.70% Unsecured Convertible Notes had a conversion rate of approximately 8.5207 shares of common stock per $1,000 principal amount of the 3.70% Unsecured Convertible Notes, which is equivalent to a conversion price of approximately $117.36 per share of our common stock.

Holders of the 3.70% Unsecured Convertible Notes may convert their notes into cash and, if applicable, shares of our common stock prior to the stated maturity of January 15, 2027, only under the following circumstances: (1) during any calendar quarter after the calendar quarter ending March 31, 2007, if the closing sale price of our common stock for each of 20 or more trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter exceeds 120% of the conversion price in effect on the last trading day of the immediately preceding calendar quarter; (2) during the five consecutive business days immediately after any five consecutive trading day period (the “3.70% Unsecured Convertible Note Measurement Period”) in which the average trading price per $1,000 principal amount of 3.70% Unsecured Convertible Notes was equal to or less than 98% of the average conversion value of the 3.70% Unsecured Convertible Notes during the 3.70% Unsecured Convertible Note Measurement Period; (3) upon the occurrence of a Fundamental Change; (4) if we call the 3.70% Unsecured Convertible Notes for redemption; and (5) at any time from, and including, December 15, 2026, until the close of business on the business day immediately preceding January 15, 2027, or earlier redemption or repurchase.

In April 2009, we repurchased, in privately negotiated transactions, certain of our 3.70% Unsecured Convertible Notes aggregating approximately $75 million at an aggregate cash price of approximately $59.2 million.  As a result of the repurchases, we recognized a gain on early extinguishment of debt of approximately $11.3 million, net of approximately $860,000 in unamortized issuance costs.  The gain was classified as gain on early extinguishment of debt on the accompanying consolidated income statements for the year ended December 31, 2009.

In December 2010, we repurchased, in privately negotiated transactions, certain of our 3.70% Unsecured Convertible Notes aggregating approximately $82.8 million in principal amount, at an aggregate cash price of approximately $84.6 million (the “2010 3.70% Repurchases”).  Upon completion of the 2010 3.70% Repurchases, the total value of the consideration of the 2010 3.70% Repurchases was allocated to the extinguishment of the liability component equal to the fair value of that component immediately prior to extinguishment, with the difference between this allocation and the net carrying amount of the liability component and unamortized debt issuance costs recognized as a loss on early extinguishment of debt.  The remaining settlement consideration of approximately $1.7 million was allocated to the reacquisition of the equity component and was recognized as a reduction of Alexandria Real Estate Equities, Inc.’s stockholders’ equity.  As a result of the 2010 3.70% Repurchases, we recognized a loss on early extinguishment of debt of approximately $2.4 million, net of approximately $0.4 million in unamortized issuance costs.  The loss was classified as a loss on early extinguishment of debt on the accompanying consolidated income statements for the year ended December 31, 2010.

During the year ended December 31, 2011, we repurchased, in privately negotiated transactions, additional 3.70% Unsecured Convertible Notes aggregating approximately $217.1 million in principal amount, at an aggregate cash price of approximately $221.4 million.  Upon completion of these repurchases, the total value of the consideration of the repurchases was allocated to the extinguishment of the liability component equal to the fair value of that component immediately prior to extinguishment, with the difference between this allocation and the net carrying amount of the liability component and unamortized debt issuance costs recognized as a loss on early extinguishment of debt.  The remaining settlement consideration of approximately $3.0 million was allocated to the reacquisition of the equity component and was recognized as a reduction of Alexandria Real Estate Equities, Inc.’s stockholders’ equity.  As a result of these repurchases, we recognized an aggregate loss on early extinguishment of debt of approximately $5.2 million, including approximately $0.7 million in unamortized issuance costs.

The following table outlines our interest expense for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	Year Ended December 31,
	2011	2010	2009
Gross interest	$124,499	$142,477	$159,157
Capitalized interest	(61,056)	(72,835)	(76,884)
Interest expense (1)	$63,443	$69,642	$82,273

(1)     Includes interest expense related to and classified in discontinued operations.